April 10, 2019

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Ranger Funds Investment Trust – File No. 811-22576

Dear Sir/Madam:

On behalf of Ranger Funds Investment Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 20 to the Trust’s Registration Statement under the Securities Act of 1933.  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose of this filing is to change the name of an existing fund, Ranger International Fund, to RG Tactical Market Neutral Fund, and to update the strategy of the RG Tactical Market Neutral Fund and certain disclosures in the Prospectus and Statement of Additional Information.

If you have any questions, please contact JoAnn Strasser at (614) 469-3265.

Very truly yours,

/s/ JoAnn Strasser

JoAnn Strasser